Employee Benefit Plan, Summary of Accounting Policy (Policies)	3 Months Ended
Dec. 31, 2025
EBP Third Federal 401(k) Savings Plan
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
New Accounting Pronouncements	Recent Accounting PronouncementsThere are no recently issued accounting pronouncements that apply to the financial statements or activities of the Plan.